9. Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Value-added tax recoverable, current	$ 2,936	$ 2,980
Deposit and prepayment for acquisitions, net of provision of $16,925 and $16,500, respectively	116	2,207
Other deposit and prepayment , net of provision of $3,536 and $1,445, respectively	3,962	5,533
Receivable from the Group's executives and employees, net of provision of $6,059 and $6,059, respectively	9,140	9,140
Other receivable, net of provision of $13,635 and $9,639, respectively	3,607	4,827
Others, net of provision of $nil and $426, respectively	0	150
Total prepaid expenses and other current assets	$ 19,761	$ 24,837